Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Oct. 01, 2023
Segment and corporate information
Goodwill	€ 15,170,652	€ 14,227,152	€ 14,650,008	€ 15,407,279
Intangible assets other than goodwill	1,370,080		1,362,327
Care Delivery
Segment and corporate information
Goodwill	13,014,925	12,171,616	12,573,423	13,273,605
Care Enablement
Segment and corporate information
Goodwill	2,155,727	€ 2,055,536	2,076,585	€ 2,133,674
Goodwill
Segment and corporate information
Goodwill	15,170,652		14,650,008
Goodwill | Care Delivery
Segment and corporate information
Goodwill	13,014,925		12,573,423
Goodwill | Care Enablement
Segment and corporate information
Goodwill	2,155,727		2,076,585
Intangible assets
Segment and corporate information
Intangible assets other than goodwill	1,370,080		1,362,327
Management contracts
Segment and corporate information
Intangible assets other than goodwill	1,042		1,026
Management contracts | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	1,043		1,026
Trade names
Segment and corporate information
Intangible assets other than goodwill	252,386		223,895
Trade names | Care Delivery
Segment and corporate information
Intangible assets other than goodwill	208,204		182,357
Trade names | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	44,181		41,538
Emission certificates
Segment and corporate information
Intangible assets other than goodwill	37,354		39,874
Emission certificates | Care Enablement
Segment and corporate information
Intangible assets other than goodwill	€ 37,354		€ 39,874